[logo - American Funds(R)]

The right choice for the long termSM

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

[cover illustration: abstract of lake landscape]

Semi-annual report for the six months ended March 31, 2003

These money market funds are three of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

THE  CASH  MANAGEMENT  TRUST  OF  AMERICA(R)  seeks to  provide  income  on cash
reserves,   while  preserving   capital  and  maintaining   liquidity,   through
investments in high-quality, short-term money market instruments.

THE U.S.  TREASURY  MONEY FUND OF  AMERICA  SM seeks to  provide  income on cash
reserves,   while  preserving   capital  and  maintaining   liquidity,   through
investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA SM seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

Fund results were calculated for Class A shares. Other share class results for The Cash Management Trust of America can be found on page 24. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

FELLOW SHAREHOLDERS:

Over the six-month period ended March 31, 2003, rates on short-term investments lingered near historic lows, largely in response to the aggressive rate cutting that the Federal Reserve Board began two years ago. The yields of the American Funds money market funds were dramatically affected by these cuts, as investments that matured during the period were replaced with short-term securities paying reduced interest rates. As a result, the six-month return of each of the money market funds remained below even the current rate of inflation, 1.77% (3.54% annualized), as measured by the Consumer Price Index.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA provided an income return of 0.47% (0.94% annualized) with dividends reinvested for the six-month period ended March 31, 2003.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a six-month income return of 0.39% (0.78% annualized) with dividends reinvested. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 0.34% (0.68% annualized) with dividends reinvested. This return is equivalent to a return of 0.55% (1.10% annualized) for investors in the 38.6% tax bracket. A portion of this return may also be exempt from state and local taxes.

A TRYING TIME FOR INVESTORS

Continued economic uncertainty and concerns about the war in Iraq have weighed heavily on investors over the past few months. At the beginning of the six-month reporting period, stock prices were tumbling and interest rates were nearing 40-year lows. By November, the economy started to show tentative signs of improvement. A modest decline in unemployment and a pickup in growth soon developed and stock prices began to show renewed signs of life. In an attempt to bolster the modest economic recovery, the Federal Reserve Board reduced short-term interest rates by half a point to 1.25%.

By the end of February, investor enthusiasm waned once again amid rising tensions in the Middle East. Business spending remained weak and oil prices surged, helping to push the stock market lower. While investors' moods have improved since the end of the period, the economy remains sluggish.

[Begin Sidebar]
SEVEN-DAY ANNUALIZED RATES,1 FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX

For the quarters ended March 31, 1998-- March 31, 2003

[begin mountain chart]
SEVEN-DAY ANNUALIZED RATES(1), FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX For the quarters ended March 31, 1998 - March 31, 2003

           Federal        Tax-Exempt         Cash Management     U.S. Treasury      Consumer Price
           Funds Rate     Money Fund         Trust of America    Money Fund         Index (inflation)
           (target        of America (2)                         of America (3)
            rate)

Mar-98     5.50           4.76               5.03                4.57               1.37

Apr-98     5.50           4.98               4.84                4.35               1.44

May-98     5.50           4.64               5.05                4.48               1.69

Jun-98     5.50           4.77               5.09                4.38               1.68

Jul-98     5.50           4.72               4.97                4.43               1.68

Aug-98     5.50           4.56               4.94                4.38               1.62

Sep-98     5.25           4.69               4.99                4.35               1.49

Oct-98     5.00           4.15               4.74                3.81               1.49

Nov-98     4.75           4.04               4.49                3.72               1.55

Dec-98     4.75           4.27               4.73                3.89               1.61

Jan-99     4.75           3.62               4.47                3.80               1.67

Feb-99     4.75           3.62               4.34                3.83               1.61

Mar-99     4.75           3.73               4.23                3.83               1.73

Apr-99     4.75           4.12               4.26                3.75               2.28

May-99     4.75           4.15               4.34                3.82               2.09

Jun-99     5.00           4.23               4.35                3.79               1.96

Jul-99     5.00           4.10               4.57                4.00               2.14

Aug-99     5.25           4.30               4.75                4.24               2.26

Sep-99     5.25           4.72               4.61                4.32               2.63

Oct-99     5.25           4.66               4.95                4.11               2.56

Nov-99     5.50           4.92               5.00                4.49               2.62

Dec-99     5.50           5.57               5.32                4.47               2.68

Jan-00     5.50           4.41               5.37                4.58               2.74

Feb-00     5.75           4.41               5.20                4.48               3.22

Mar-00     6.00           4.76               5.46                5.08               3.76

Apr-00     6.00           5.67               5.48                5.07               3.07

May-00     6.50           5.77               5.65                5.05               3.19

Jun-00     6.50           6.16               6.06                5.20               3.73

Jul-00     6.50           5.72               5.99                5.21               3.66

Aug-00     6.50           5.88               6.04                5.60               3.41

Sep-00     6.50           6.24               6.06                5.64               3.45

Oct-00     6.50           5.80               6.11                5.44               3.45

Nov-00     6.50           6.19               5.97                5.36               3.45

Dec-00     6.50           6.01               5.94                5.12               3.39

Jan-01     5.50           4.82               5.39                5.15               3.73

Feb-01     5.50           4.22               5.01                4.71               3.53

Mar-01     5.00           4.74               4.67                4.37               2.92

Apr-01     4.50           4.97               4.24                3.65               3.27

May-01     4.00           4.54               3.67                3.42               3.62

Jun-01     3.75           4.10               3.28                3.17               3.25

Jul-01     3.75           3.65               3.19                2.89               2.72

Aug-01     3.50           3.34               3.09                2.96               2.72

Sep-01     3.00           3.06               2.71                2.59               2.65

Oct-01     2.50           2.70               1.98                2.05               2.13

Nov-01     2.00           2.33               1.65                1.60               1.90

Dec-01     1.75           1.94               1.33                1.25               1.55

Jan-02     1.75           1.43               1.17                1.13               1.14

Feb-02     1.75           1.40               1.14                1.10               1.14

Mar-02     1.75           1.32               1.17                1.14               1.48

Apr-02     1.75           1.78               1.25                1.16               1.64

May-02     1.75           1.81               1.26                1.12               1.18

Jun-02     1.75           1.53               1.13                1.09               1.07

Jul-02     1.75           1.37               1.16                1.06               1.46

Aug-02     1.75           1.32               1.15                1.13               1.80

Sep-02     1.75           1.55               1.15                1.10               1.51

Oct-02     1.75           1.61               1.21                1.08               2.03

Nov-02     1.25           1.43               1.00                0.87               2.20

Dec-02     1.25           1.10               0.78                0.71               2.38

Jan-03     1.25           0.84               0.77                0.59               2.60

Feb-03     1.25           0.84               0.89                0.58               2.98

Mar-03     1.25           0.65               0.99                0.58               3.02

 [end line chart]



YOUR FUNDS' SEVEN-DAY YIELDS AS OF MARCH 31, 2003:

The Cash Management Trust of America                              +0.99%
The U.S. Treasury Money Fund of America                           +0.58
The Tax-Exempt Money Fund of America                              +0.40
The Tax-Exempt Money Fund of America (taxable equivalent yield)2  +0.65

(1) Equivalent to Securities and Exchange Commission yield.
(2) Represents the fund's taxable equivalent yield calculated at the 38.6% federal tax rate.
(3) Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.
[End Sidebar]

SHORT-TERM YIELDS DECLINE

Since early 2001, the Federal Reserve Bank has eased the key federal funds rate 12 times. This benchmark federal lending rate historically has had a profound influence on the yields of short-term debt instruments. Over the period, The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America experienced a downward trend in yields in response to the decline in the federal funds rate. The chart at left demonstrates the interplay between the federal funds rate and the rates of the American Funds money market funds.

A SOUND HOLDING PLACE

Our goal in managing the American Funds money market funds is to protect our shareholders' investments, while providing a reasonable rate of return. Especially in uncertain economic periods, such as the one we are currently experiencing, the funds can play an important role in your investment portfolio because of the relative stability and convenience they provide. Added to a portfolio that includes stock and bond funds, a money market fund can serve as a much-needed resting place during periods of turmoil and can also provide stability for a long-term investment portfolio.

Thank you for choosing an American Funds money market fund for your investment portfolio. As always, we appreciate the confidence our shareholders have placed in us and look forward to helping you meet your long-term financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Boards

/s/ Abner D. Goldstine
Abner D. Goldstine
President

May 14, 2003



THE CASH MANAGEMENT TRUST OF AMERICA
INVESTMENT PORTFOLIO, March 31, 2003

                                                                                       Principal       Market
                                                                            Yield at      amount        value
                                                                         Acquisition        (000)        (000)

Certificates of deposit  -  3.80%
Barclays Bank PLC
  April 15, 2003                                                               1.25%   $  50,000   $   50,000
  May 14, 2003                                                                  1.24      75,000       75,001
ING Bank NV
  April 1, 2003                                                                 1.27      50,000       50,000
State Street Bank & Trust
  April 15, 2003                                                                1.25      50,000       50,000
Wells Fargo Bank NA
  April 28, 2003                                                                1.25      50,000       50,000
  April 29, 2003                                                                1.26      50,000       50,000
  May 30, 2003                                                                  1.25      50,000       50,000
                                                                                                      375,001

Commercial paper  -  56.15%
3M Co.
  April 25, 2003                                                                1.24      25,000       24,978
Abbey National North America LLC
  April 25, 2003                                                                1.25      50,000       49,957
Abbott Laboratories Inc. (1)
  April 1, 2003                                                                 1.25      23,000       22,999
  April 8, 2003                                                                 1.25      32,000       31,991
  April 23, 2003                                                                1.23      20,000       19,984
ABN AMRO North America Finance Inc.
  April 24, 2003                                                                1.23      50,000       49,959
  May 7, 2003                                                                   1.22      50,000       49,937
AIG Funding, Inc.
  April 1, 2003                                                                 1.26      50,000       49,998
  April 3, 2003                                                                 1.25      50,000       49,995
Alcon Capital Corp (1)
  April 9, 2003                                                                 1.25      45,000       44,986
  April 11, 2003                                                                1.25      25,000       24,990
  April 24, 2003                                                                1.23      25,000       24,979
  June 4, 2003                                                                  1.22      25,000       24,944
American Express Credit Corp.
  April 7, 2003                                                                 1.24      15,000       14,996
  May 12, 2003                                                                  1.21     130,000      129,816
American General Finance Corp.
  April 21, 2003                                                                1.20      50,000       49,965
American Honda Finance Corp.
  April 11, 2003                                                                1.25      45,000       44,983
  April 17, 2003                                                                1.26      30,000       29,982
  April 22, 2003                                                                1.18      25,000       24,982
  May 13, 2003                                                                  1.21      50,000       49,928
Anheuser-Busch Cos. Inc. (1)
  April 7, 2003                                                                 1.20      25,000       24,994
ANZ (Delaware) Inc.
  April 17, 2003                                                                1.20      50,000       49,972
  May 5, 2003                                                                   1.25      25,000       24,970
  May 6, 2003                                                                   1.25      25,000       24,969
Asset Securitization Cooperative Corp. (1)
  April 9, 2003                                                                 1.26      50,000       49,984
  April 17, 2003                                                                1.26      25,000       24,985
  May 12, 2003                                                                  1.18      75,000       74,896
Aventis S.A. (1)
  May 20, 2003                                                                  1.19      40,000       39,934
Bank of Ireland (1)
  May 20, 2003                                                                  1.19      50,000       49,917
  May 28, 2003                                                                  1.22      50,000       49,902
Bank of Nova Scotia
  April 10, 2003                                                                1.25      50,000       49,983
  April 17, 2003                                                                1.21      50,000       49,971
  May 13, 2003                                                                  1.20      25,000       24,964
BMW U.S. Capital Corp.
  April 1, 2003                                                                 1.18      50,000       49,998
  April 4, 2003                                                                 1.25      50,000       49,993
  April 28, 2003                                                                1.24      25,000       24,976
BNP Paribas Finance Inc.
  April 16, 2003                                                                1.19      25,000       24,987
  April 24, 2003                                                                1.25     100,000       99,917
CBA (Delaware) Finance Inc.
  April 10, 2003                                                                1.24      85,000       84,971
  April 16, 2003                                                                1.25      40,000       39,978
CDC Commercial Paper Corp. (1)
  April 2, 2003                                                                 1.25      30,000       29,998
  April 3, 2003                                                                 1.26      25,000       24,997
ChevronTexaco Corp.
  April 24, 2003                                                                1.23     125,000      124,898
Ciesco LP (1)
  April 3, 2003                                                                 1.26      20,000       19,998
  May 2, 2003                                                                   1.22      10,000        9,989
  May 9, 2003                                                                   1.22      75,000       74,901
Coca-Cola Co.
  April 1, 2003                                                                 1.24      40,000       39,999
  May 15, 2003                                                                  1.21      35,000       34,947
  May 16, 2003                                                                  1.14      25,000       24,964
  May 19, 2003                                                                  1.23      50,000       49,916
Danske Corp.
  April 7, 2003                                                                 1.26      25,000       24,994
  May 12, 2003                                                                  1.21     125,000      124,823
Dexia Delaware LLC
  April 8, 2003                                                                 1.25      50,000       49,986
  April 29, 2003                                                                1.23      50,000       49,950
Diageo Capital PLC (1)
  April 15, 2003                                                                1.28      50,000       49,973
DuPont (E.I.) De Nemours & Co.
  April 14, 2003                                                                1.20      50,000       49,977
Edison Asset Securitization LLC (1)
  April 8, 2003                                                                 1.26      50,000       49,986
  May 8, 2003                                                                   1.24      50,000       49,935
Electricite de France
  April 14, 2003                                                                1.25      25,000       24,988
  May 23, 2003                                                                  1.24      25,000       24,954
Emerson Electric Co. (1)
  April 11, 2003                                                                1.23      20,000       19,993
  April 22, 2003                                                                1.23      20,000       19,985
Exxon Imperial U.S. Inc. (1)
  April 22, 2003                                                                1.20      50,000       49,963
FCAR Owner Trust I
  April 7, 2003                                                                 1.24      50,000       49,988
Gannett Co. (1)
  April 21, 2003                                                                1.26      50,000       49,963
General Dynamics Corp. (1)
  April 3, 2003                                                                 1.25      50,000       49,995
  May 2, 2003                                                                   1.22      15,000       14,984
General Electric Capital Corp.
  April 22, 2003                                                                1.26      50,000       49,962
Gillette Co. (1)
  April 11, 2003                                                                1.22      50,000       49,981
GlaxoSmithKline Finance PLC
  April 9, 2003                                                                 1.25      25,000       24,992
  April 14, 2003                                                                1.26      50,000       49,976
  April 23, 2003                                                                1.25      25,000       24,980
Harley-Davidson Funding Corp. (1)
  April 11, 2003                                                                1.26      15,000       14,994
  April 23, 2003                                                                1.25      25,000       24,980
Harvard University
  April 3, 2003                                                                 1.21      10,000        9,999
  April 21, 2003                                                                1.24      25,000       24,982
HBOS Treasury Services PLC
  April 2, 2003                                                                 1.27      50,000       49,997
HSBC USA Inc.
  April 15, 2003                                                                1.25      25,000       24,987
  May 19, 2003                                                                  1.23      25,000       24,958
Johnson & Johnson (1)
  April 16, 2003                                                                1.23      20,000       19,989
KFW International Finance Inc.
  April 7, 2003                                                                 1.25      25,000       24,994
  April 16, 2003                                                                1.25      25,000       24,986
  April 17, 2003                                                                1.25      20,000       19,988
Kimberly-Clark Worldwide Inc. (1)
  April 29, 2003                                                                1.21      25,000       24,976
  May 16, 2003                                                                  1.21      25,000       24,961
Medtronic Inc. (1)
  April 4, 2003                                                                 1.24      40,000       39,995
Merck & Co. Inc.
  April 24, 2003                                                                1.24      50,000       49,959
  April 25, 2003                                                                1.19      25,000       24,979
  May 7, 2003                                                                   1.23      50,000       49,937
Motiva Enterprises LLC
  April 25, 2003                                                                1.19      25,000       24,979
National Australia Funding (DE) Inc.
  April 7, 2003                                                                 1.22      50,000       49,988
  April 21, 2003                                                                1.19      25,000       24,983
NBNZ International Ltd. (1)
  April 1, 2003                                                                 1.27      50,000       49,998
  April 29, 2003                                                                1.26      25,000       24,975
  May 6, 2003                                                                   1.26      25,000       24,969
Netjets Inc. (1)
  May 9, 2003                                                                   1.20      75,000       74,903
New Center Asset Trust
  April 21, 2003                                                                1.19      50,000       49,965
Novartis Finance Corp. (1)
  April 15, 2003                                                                1.23      25,000       24,987
Pfizer Inc (1)
  April 4, 2003                                                                 1.19      10,000        9,999
  April 10, 2003                                                                1.24      25,000       24,991
  April 29, 2003                                                                1.24      25,000       24,975
Pitney Bowes Inc.
  April 14, 2003                                                                1.23      20,000       19,990
Preferred Receivables Funding Corp. (1)
  April 7, 2003                                                                 1.25      30,000       29,993
  April 10, 2003                                                                1.24      40,000       39,986
  April 28, 2003                                                                1.26      55,000       54,946
Procter & Gamble Co. (1)
  April 11, 2003                                                                1.24      25,000       24,991
  April 25, 2003                                                                1.18      75,000       74,939
Receivables Capital Corp. (1)
  April 4, 2003                                                                 1.26     100,000       99,986
  April 22, 2003                                                                1.22      25,000       24,981
  May 15, 2003                                                                  1.25      25,000       24,961
Rio Tinto America Inc. (1)
  June 2, 2003                                                                  1.22      25,000       24,947
Royal Bank of Canada
  May 19, 2003                                                                  1.21     100,000       99,835
Royal Bank of Scotland PLC
  April 3, 2003                                                                 1.25      25,000       24,997
  April 14, 2003                                                                1.23      80,000       79,962
  May 2, 2003                                                                   1.24      25,000       24,972
SBC International Inc. (1)
  April 21, 2003                                                                1.20      20,000       19,986
  May 8, 2003                                                                   1.23      25,000       24,968
Scripps (E.W.) Co. (1)
  April 16, 2003                                                                1.18      15,000       14,992
Societe Generale N.A. Inc.
  April 8, 2003                                                                 1.25      20,000       19,994
  April 10, 2003                                                                1.25      50,000       49,983
  April 14, 2003                                                                1.25      20,000       19,990
  May 5, 2003                                                                   1.19      35,000       34,960
Spintab AB
  May 5, 2003                                                                   1.26      80,000       79,902
Svenska Handelsbanken Inc.
  May 7, 2003                                                                   1.25      50,000       49,936
  May 14, 2003                                                                  1.18      25,000       24,964
  May 27, 2003                                                                  1.23      50,000       49,903
Toronto-Dominion Holdings USA Inc.
  April 7, 2003                                                                 1.25      50,000       49,988
Toyota Motor Credit Corp. (1)
  April 2, 2003                                                                 1.26      25,000       24,998
  April 10, 2003                                                                1.24      25,000       24,991
  April 23, 2003                                                                1.25      25,000       24,980
  April 25, 2003                                                                1.18      50,000       49,959
Triple-A One Funding Corp. (1)
  April 9, 2003                                                                 1.22      65,000       64,980
  May 2, 2003                                                                   1.21      55,000       54,941
UBS Finance (Delaware) LLC
  April 2, 2003                                                                 1.25      10,000        9,999
  April 4, 2003                                                                 1.23      35,000       34,995
  April 28, 2003                                                                1.21     105,000      104,901
Wal-Mart Stores Inc. (1)
  April 17, 2003                                                                1.20      25,000       24,986
Yale University
  May 7, 2003                                                                   1.24      25,000       24,968
Total commercial paper                                                                              5,540,668

Federal agency discount notes  -  40.10%
Fannie Mae
  April 2, 2003                                                                 1.22     125,000      124,992
  April 15, 2003                                                                1.22      50,000       49,975
  April 23, 2003                                                                1.23     125,000      124,902
  April 25, 2003                                                                1.24      50,000       49,957
  April 28, 2003                                                                1.23      50,000       49,952
  April 30, 2003                                                                1.24      75,000       74,922
  May 7, 2003                                                                   1.21      25,000       24,969
  May 28, 2003                                                                  1.19      75,000       74,856
  June 4, 2003                                                                  1.19     125,000      124,743
  June 11, 2003                                                                 1.19     100,000       99,772
Federal Home Loan Bank
  April 2, 2003                                                                 1.22     100,000       99,993
  April 4, 2003                                                                 1.23     125,000      124,983
  April 9, 2003                                                                 1.23     100,000       99,969
  April 11, 2003                                                                1.23     100,000       99,963
  April 16, 2003                                                                1.23     100,000       99,946
  April 21, 2003                                                                1.22     125,000      124,911
  April 23, 2003                                                                1.23     150,000      149,883
  April 25, 2003                                                                1.23     100,000       99,915
  April 30, 2003                                                                1.23      70,000       69,928
  May 7, 2003                                                                   1.22      50,000       49,938
  May 9, 2003                                                                   1.13     120,000      119,853
  May 14, 2003                                                                  1.16      50,000       49,929
  May 16, 2003                                                                  1.17     100,000       99,850
  May 28, 2003                                                                  1.19     125,000      124,761
  May 30, 2003                                                                  1.18      50,000       49,902
Freddie Mac
  April 1, 2003                                                                 1.23      75,000       74,997
  April 3, 2003                                                                 1.22      65,700       65,693
  April 8, 2003                                                                 1.23     150,000      149,959
  April 10, 2003                                                                1.22      50,000       49,983
  April 14, 2003                                                                1.23      40,000       39,981
  April 15, 2003                                                                1.22      75,000       74,962
  April 17, 2003                                                                1.23      75,000       74,957
  April 22, 2003                                                                1.22     145,000      144,892
  April 29, 2003                                                                1.20      75,000       74,928
  April 30, 2003                                                                1.23      50,000       49,949
  May 6, 2003                                                                   1.15     200,000      199,771
  May 8, 2003                                                                   1.23      95,000       94,876
  May 15, 2003                                                                  1.20      50,000       49,925
  May 16, 2003                                                                  1.15      25,000       24,963
  May 20, 2003                                                                  1.19     100,000       99,835
  May 22, 2003                                                                  1.18      25,000       24,957
  May 27, 2003                                                                  1.17      45,000       44,917
  May 30, 2003                                                                  1.19      50,000       49,901
  June 5, 2003                                                                  1.19      35,000       34,925
  June 12, 2003                                                                 1.18      50,000       49,884
  June 13, 2003                                                                 1.18      25,000       24,940
International Bank for Reconstruction and Development
  April 3, 2003                                                                 1.21      10,050       10,049
  April 11, 2003                                                                1.22      50,000       49,981
  May 12, 2003                                                                  1.17      50,000       49,932
Sallie Mae
  April 3, 2003                                                                 1.23      50,000       49,995
  April 17, 2003 (2)                                                            1.75      35,000       35,000
                                                                                                    3,956,916

Total investment securities (cost: $9,872,561,000)                                                  9,872,585
Other assets less liabilities                                                                          (5,677)

Net assets                                                                                         $9,866,908

(1) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.
(2) Coupon rate may change periodically; "yield at acquisition" reflects current coupon rate.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of assets and liabilities                                                                                    unaudited
at March 31, 2003                                                     (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $9,872,561)                                                                   $9,872,585
 Cash                                                                                                                      5,102
 Receivables for:
  Sales of fund's shares                                                                            $76,601
  Interest                                                                                              627
  Other                                                                                                 368               77,596
 Other assets                                                                                                                  4
                                                                                                                       9,955,287
Liabilities:
 Payables for:
  Repurchases of fund's shares                                                                       85,651
  Dividends on fund's shares                                                                            189
  Services provided by affiliates                                                                     2,467
  Deferred Trustees' compensation                                                                        21
  Other fees and expenses                                                                                51               88,379
Net assets at March 31, 2003                                                                                          $9,866,908

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                     $9,866,884
 Net unrealized appreciation                                                                                                  24
Net assets at March 31, 2003                                                                                          $9,866,908

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                     Shares            Net asset
                                                                         Net assets             outstanding      value per share

Class A                                                                  $9,091,115               9,091,093                $1.00
Class B                                                                     217,732                 217,732                 1.00
Class C                                                                     117,306                 117,305                 1.00
Class F                                                                      16,746                  16,746                 1.00
Class 529-A                                                                  79,646                  79,646                 1.00
Class 529-B                                                                   1,086                   1,086                 1.00
Class 529-C                                                                   2,623                   2,623                 1.00
Class 529-E                                                                   4,277                   4,277                 1.00
Class 529-F                                                                   1,452                   1,452                 1.00
Class R-1                                                                     5,384                   5,383                 1.00
Class R-2                                                                   136,747                 136,747                 1.00
Class R-3                                                                   114,533                 114,533                 1.00
Class R-4                                                                    21,893                  21,893                 1.00
Class R-5                                                                    56,368                  56,368                 1.00

See Notes to Financial Statements



Statement of operations                                                                                                unaudited
for the six months ended March 31, 2003                                                                    (dollars in thousands)

Investment income:
 Income:
  Interest                                                                                                               $66,914
 Fees and expenses:
  Investment advisory services                                                                      $12,952
  Distribution services                                                                               5,606
  Transfer agent services                                                                             6,178
  Administrative services                                                                               613
  Reports to shareholders                                                                               195
  Registration statement and prospectus                                                                 726
  Postage, stationery and supplies                                                                    1,116
  Trustees' compensation                                                                                 31
  Auditing and legal                                                                                     59
  Custodian                                                                                             130
  State and local taxes                                                                                  79
  Other                                                                                                  46
  Total expenses before reimbursement                                                                27,731
   Reimbursement of expenses                                                                          3,027               24,704
 Net investment income                                                                                                    42,210

Net unrealized appreciation on investments                                                                                    39
Net increase in net assets resulting from operations                                                                     $42,249

See Notes to Financial Statements





Statement of changes in net assets                                                                         (dollars in thousands)
                                                                                                 Six months           Year ended
                                                                                            ended March 31,        September 30,
                                                                                                      2003*                 2002
Operations:
 Net investment income                                                                              $42,210              $95,932
 Net unrealized appreciation on investments                                                              39                   14
  Net increase in net assets resulting from operations                                               42,249               95,946

Dividends paid to shareholders from net investment income                                           (42,190)             (95,952)
Capital share transactions                                                                        1,169,093            1,559,502
Total increase in net assets                                                                      1,169,152            1,559,496
Net assets:
 Beginning of period                                                                              8,697,756            7,138,260
 End of period                                                                                   $9,866,908           $8,697,756

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                 unaudited


1.   Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

  Classes A and 529-A           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

     Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

     Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.


2.   Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2003, the cost of investment securities for federal income tax purposes was $9,872,561,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income                         $7,819
Gross unrealized appreciation on investment securities          26
Gross unrealized depreciation on investment securities          (2)

Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class(1)      Six months ended March 31, 2003         Year ended September 30, 2002
Class A                                    $ 41,239                              $ 95,143
Class B                                         156                                   312
Class C                                          77                                   102
Class F                                          48                                    50
Class 529-A                                     216                                   108
Class 529-B                                       1                                    -*
Class 529-C                                       1                                    -*
Class 529-E                                       4                                     2
Class 529-F                                       2                                    -*
Class R-1                                         2                                    -*
Class R-2                                        49                                     9
Class R-3                                        93                                     9
Class R-4                                        47                                     1
Class R-5                                       255                                   216
Total                                      $ 42,190                              $ 95,952

*Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and
    R-5 shares were offered beginning May 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the six months ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.277% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. Low income levels, caused by the decline in short-term interest rates, have resulted in expenses exceeding this limit. During the six months ended March 31, 2003, these reimbursements totaled $2,571,000. Subsequently, on April 21, 2003, an additional reimbursement in the amount of $10,558,000 was processed. It is likely that expenses will continue to be reimbursed while short-term interest rates remain low. The amount of reimbursement during any period will vary in accordance with the fund's gross income and expense levels.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

     All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the six months ended March 31, 2003, the total fees paid by CRMC were $74,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended March 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A          $3,653           $6,032        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B            855              146         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           544            Included             $82                 $44            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            18            Included              11                  2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          1             Included             41                   9                  $ 28
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          4             Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          10            Included              2                   -*                  1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          7             Included              2                  -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           15            Included              2                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          307            Included             62                  178            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3          172            Included             51                  48             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           19            Included             11                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             25                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $5,606           $6,178             $291                $291                 $31
----------------===============================================================================================
         * Amount less than one thousand.

     Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the six months ended March 31, 2003, the total fees paid by CRMC for classes B, C, 529-B, 529-C, 529-E, R-1, R-2 and R-3 were $382,000.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


4.   Capital share transactions

Capital share  transactions  in the fund were as follows  (dollars and shares in thousands):
Share class(1)                                              Reinvestments
                                         Sales(2)           of dividends              Repurchases(2)              Net increase
                                    Amount      Shares     Amount    Shares        Amount       Shares       Amount      Shares

Six months ended March 31, 2003
Class A                         $8,831,201   8,831,201   $ 39,324    39,324   $ (8,084,761)  (8,084,761)   $ 785,764     785,764
Class B                            155,793     155,793        144       144        (96,320)     (96,320)      59,617      59,617
Class C                            321,431     321,431         67        67       (303,768)    (303,768)      17,730      17,730
Class F                             95,614      95,614         24        24        (89,268)     (89,268)       6,370       6,370
Class 529-A                         71,246      71,246        211       211        (26,106)     (26,106)      45,351      45,351
Class 529-B                            845         845          1         1           (123)        (123)         723         723
Class 529-C                          2,209       2,209          1         1           (575)        (575)       1,635       1,635
Class 529-E                          3,839       3,839          4         4           (933)        (933)       2,910       2,910
Class 529-F                          1,963       1,963          2         2           (514)        (514)       1,451       1,451
Class R-1                            8,567       8,567          1         1         (4,140)      (4,140)       4,428       4,428
Class R-2                          397,442     397,442         42        42       (283,195)    (283,195)     114,289     114,289
Class R-3                          302,446     302,446         85        85       (202,802)    (202,802)      99,729      99,729
Class R-4                           44,217      44,217         44        44        (22,869)     (22,869)      21,392      21,392
Class R-5                           45,735      45,735        236       236        (38,267)     (38,267)       7,704       7,704
Total net increase
   (decrease) in fund          $10,282,548  10,282,548   $ 40,186    40,186   $ (9,153,641)  (9,153,641)  $1,169,093   1,169,093

Year ended September 30, 2002
Class A                        $17,401,893  17,401,893   $ 89,814    89,814   $(16,261,629) (16,261,629)  $1,230,078   1,230,078
Class B                            201,666     201,666        280       280        (90,127)     (90,127)     111,819     111,819
Class C                            353,232     353,232         83        83       (267,076)    (267,076)      86,239      86,239
Class F                             52,594      52,594         26        26        (45,650)     (45,650)       6,970       6,970
Class 529-A                         47,559      47,559        105       105        (13,369)     (13,369)      34,295      34,295
Class 529-B                            374         374         -*        -*            (11)         (11)         363         363
Class 529-C                          1,034       1,034          1         1            (47)         (47)         988         988
Class 529-E                          1,560       1,560          2         2           (195)        (195)       1,367       1,367
Class 529-F                              1           1         -*        -*              -            -            1           1
Class R-1                            1,864       1,864         -*        -*           (909)        (909)         955         955
Class R-2                           57,697      57,697          7         7        (35,246)     (35,246)      22,458      22,458
Class R-3                           23,460      23,460          7         7         (8,663)      (8,663)      14,804      14,804
Class R-4                              674         674          1         1           (174)        (174)         501         501
Class R-5                           60,080      60,080        209       209        (11,625)     (11,625)      48,664      48,664
Total net increase
   (decrease) in fund          $18,203,688  18,203,688   $ 90,535    90,535   $(16,734,721) (16,734,721)  $1,559,502   1,559,502

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


5.   Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2003, the total value of restricted securities was $2,213,329,000, which represents 22.43% of the net assets of the fund.


6.   Investment transactions and other disclosures

The  fund  made  purchases  and  sales  of  investment   securities,   including
maturities, of $36,435,624,000 and $35,272,321,000, respectively, during the six months ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2003, the custodian fee of $130,000 includes $31,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)



                                               Net asset                             Dividends
                                                  value,              Net             from net             Net asset
                                               beginning       investment           investment            value, end         Total
                                               of period         income(3)              income             of period      return(5)
Class A:
 Six months ended 3/31/2003          (2)           $1.00            $.005               $(.005)                $1.00          .47%
 Year ended 9/30/2002                               1.00             .013                (.013)                 1.00          1.35
 Year ended 9/30/2001                               1.00             .045                (.045)                 1.00          4.63
 Year ended 9/30/2000                               1.00             .055                (.055)                 1.00          5.66
 Year ended 9/30/1999                               1.00             .045                (.045)                 1.00          4.59
 Year ended 9/30/1998                               1.00             .050                (.050)                 1.00          5.14
Class B:
 Six months ended 3/31/2003          (2)            1.00             .001                (.001)                 1.00           .08
 Year ended 9/30/2002                               1.00             .005                (.005)                 1.00           .53
 Year ended 9/30/2001                               1.00             .037                (.037)                 1.00          3.75
 Period from 3/15/2000 to 9/30/2000                 1.00             .027                (.027)                 1.00          2.73
Class C:
 Six months ended 3/31/2003          (2)            1.00             .001                (.001)                 1.00           .07
 Year ended 9/30/2002                               1.00             .004                (.004)                 1.00           .40
 Period from 3/16/2001 to 9/30/2001                 1.00             .014                (.014)                 1.00          1.40
Class F:
 Six months ended 3/31/2003          (2)            1.00             .004                (.004)                 1.00           .35
 Year ended 9/30/2002                               1.00             .011                (.011)                 1.00          1.13
 Period from 3/26/2001 to 9/30/2001                 1.00             .017                (.017)                 1.00          1.71
Class 529-A:
 Six months ended 3/31/2003          (2)            1.00             .004                (.004)                 1.00           .41
 Period from 2/15/2002 to 9/30/2002                 1.00             .007                (.007)                 1.00           .73
Class 529-B:
 Six months ended 3/31/2003          (2)            1.00             .001                (.001)                 1.00           .07
 Period from 6/7/2002 to 9/30/2002                  1.00             .001                (.001)                 1.00           .09
Class 529-C:
 Six months ended 3/31/2003          (2)            1.00             .001                (.001)                 1.00           .07
 Period from 4/2/2002 to 9/30/2002                  1.00             .002                (.002)                 1.00           .15
Class 529-E:
 Six months ended 3/31/2003          (2)            1.00             .002                (.002)                 1.00           .16
 Period from 3/11/2002 to 9/30/2002                 1.00             .004                (.004)                 1.00           .39
Class 529-F:
 Six months ended 3/31/2003          (2)            1.00             .003                (.003)                 1.00           .30
 Period from 9/16/2002 to 9/30/2002                 1.00                -  (4)               -   (4)            1.00           .04
Class R-1:
 Six months ended 3/31/2003          (2)            1.00             .001                (.001)                 1.00           .07
 Period from 5/29/2002 to 9/30/2002                 1.00             .001                (.001)                 1.00           .10
Class R-2:
 Six months ended 3/31/2003          (2)            1.00             .001                (.001)                 1.00           .07
 Period from 5/21/2002 to 9/30/2002                 1.00             .001                (.001)                 1.00           .11
Class R-3:
 Six months ended 3/31/2003          (2)            1.00             .002                (.002)                 1.00           .17
 Period from 6/4/2002 to 9/30/2002                  1.00             .002                (.002)                 1.00           .22
Class R-4:
 Six months ended 3/31/2003          (2)            1.00             .004                (.004)                 1.00           .35
 Period from 6/27/2002 to 9/30/2002                 1.00             .002                (.002)                 1.00           .23
Class R-5:
 Six months ended 3/31/2003          (2)            1.00             .005                (.005)                 1.00           .51
 Period from 5/15/2002 to 9/30/2002                 1.00             .005                (.005)                 1.00           .50



                                                                         Ratio of                 Ratio of
                                                Net assets,              expenses               net income
                                              end of period            to average               to average
                                               (in millions)           net assets               net assets
Class A:
 Six months ended 3/31/2003          (2)             $9,091                  .25%      (7)(8)         .94%   (7)
 Year ended 9/30/2002                                 8,305                   .59                     1.33
 Year ended 9/30/2001                                 7,075                   .59                     4.48
 Year ended 9/30/2000                                 5,417                   .61                     5.53
 Year ended 9/30/1999                                 5,863                   .58                     4.52
 Year ended 9/30/1998                                 4,604                   .58                     5.02
Class B:
 Six months ended 3/31/2003          (2)                218                  1.25      (7)(9)          .18   (7)
 Year ended 9/30/2002                                   158                  1.40      (9)             .47
 Year ended 9/30/2001                                    46                  1.41                     3.01
 Period from 3/15/2000 to 9/30/2000                       1                  1.43      (7)            5.21   (7)
Class C:
 Six months ended 3/31/2003          (2)                117                  1.29      (7)(9)          .14   (7)
 Year ended 9/30/2002                                   100                  1.51      (9)             .31
 Period from 3/16/2001 to 9/30/2001                      13                  1.55      (7)            2.05   (7)
Class F:
 Six months ended 3/31/2003          (2)                 17                   .73      (7)             .68   (7)
 Year ended 9/30/2002                                    10                   .77                     1.11
 Period from 3/26/2001 to 9/30/2001                       4                   .80      (7)            3.09   (7)
Class 529-A:
 Six months ended 3/31/2003          (2)                 80                   .62      (7)             .78   (7)
 Period from 2/15/2002 to 9/30/2002                      34                   .60      (7)            1.16   (7)
Class 529-B:
 Six months ended 3/31/2003          (2)                  1                  1.27      (7)(9)          .14   (7)
 Period from 6/7/2002 to 9/30/2002                        -   (6)             .47      (9)             .08
Class 529-C:
 Six months ended 3/31/2003          (2)                  3                  1.27      (7)(9)          .13   (7)
 Period from 4/2/2002 to 9/30/2002                        1                   .75      (9)             .12
Class 529-E:
 Six months ended 3/31/2003          (2)                  4                  1.11      (7)(9)          .27   (7)
 Period from 3/11/2002 to 9/30/2002                       1                  1.09      (7)             .66   (7)
Class 529-F:
 Six months ended 3/31/2003          (2)                  1                   .86      (7)             .47   (7)
 Period from 9/16/2002 to 9/30/2002                       -   (6)             .03                      .04
Class R-1:
 Six months ended 3/31/2003          (2)                  5                  1.22      (7)(9)          .11   (7)
 Period from 5/29/2002 to 9/30/2002                       1                   .51      (9)             .09
Class R-2:
 Six months ended 3/31/2003          (2)                137                  1.24      (7)(9)          .12   (7)
 Period from 5/21/2002 to 9/30/2002                      23                   .52      (9)             .11
Class R-3:
 Six months ended 3/31/2003          (2)                115                  1.09      (7)(9)          .27   (7)
 Period from 6/4/2002 to 9/30/2002                       15                   .34      (9)             .22
Class R-4:
 Six months ended 3/31/2003          (2)                 22                   .74      (7)(9)          .62   (7)
 Period from 6/27/2002 to 9/30/2002                       1                   .19      (9)             .27
Class R-5:
 Six months ended 3/31/2003          (2)                 56                   .42      (7)            1.01   (7)
 Period from 5/15/2002 to 9/30/2002                      49                   .16                      .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than $.001.
(5) Total returns exclude all contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.
(8) This expense ratio reflects the reimbursement of expenses by CRMC described in the Notes to Financial Statements, including the adjustment processed on April 21, 2003. Had CRMC not reimbursed expenses, the expense ratio would have been .55%.
(9) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been higher by .23, .17 and .01 percentage points for classes
    R-1, R-2 and R-3, respectively, for the six months ended March 31, 2003, and .20, .05, .03, and .11 percentage points for classes R-1, R-2, R-3 and R-4, respectively, for the period ended September 30, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the six months ended March 31, 2003. In addition, due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratios would have been higher by .13, .27, .26, .36, .01, .29 and .24 percentage points for classes B, C,
    529-B, 529-C, 529-E, R-1 and R-2, respectively, for the six months ended March 31, 2003, and .04 percentage points for classes
    C and 529-C for the period ended September 30, 2002.The expense ratios for classes B and 529-B were not affected by any payments made by CRMC during the period ended September 30, 2002.



OTHER SHARE CLASS RESULTS                                                                                          unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003:
                                                                                               1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                         -4.71%            +1.37%/1/
Not reflecting CDSC                                                                            +0.29%            +2.32%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                            -0.80%            +0.91%/2/
Not reflecting CDSC                                                                            +0.20%            +0.91%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                           +0.85%            +1.59%/4/

CLASS 529-A SHARES
Total return                                                                                   +1.00%            +1.02%/5/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                         --             -4.84%/6/
Not reflecting CDSC                                                                               --             +0.16%/6/

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                                  --             -0.77%/7/
Not reflecting CDSC                                                                               --             +0.23%/7/

CLASS 529-E SHARES/3/
Total return                                                                                   +0.51%            +0.52%/8/

CLASS 529-F SHARES/3/
Total return                                                                                      --             +0.34%/9/

/1/Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/Average annual compound return from March 16, 2001, when Class C shares were first sold.
/3/These shares are sold without any initial or contingent deferred sales charge.
/4/Average annual compound return from March 26, 2001, when Class F shares were first sold.
/5/Average annual compound return from February 15, 2002, when Class 529-A shares were first sold.
/6/From June 7, 2002, when Class 529-B shares were first sold.
/7/From April 2, 2002, when Class 529-C shares were first sold.
/8/Average annual compound return from March 11, 2002, when Class 529-E shares were first sold.
/9/From September 16, 2002, when Class 529-F shares were first sold.

THE U.S. TREASURY MONEY FUND OF AMERICA
INVESTMENT PORTFOLIO, March 31, 2003                                            unaudited

                                                                   Principal       Market
                                                        Yield at      amount        value
                                                     acquisition        (000)        (000)

U.S. Treasuries  -  99.85%
U.S. Treasury Bills 4-3-03                           1.15%-1.20%  $  130,750   $  130,737
U.S. Treasury Bills 4-10-03                          1.15%-1.20%      83,650       83,623
U.S. Treasury Bills 4-17-03                          1.14%-1.17%      85,200       85,154
U.S. Treasury Bills 4-24-03                          1.19%-1.21%      49,774       49,735
U.S. Treasury Bills 5-1-03                           1.17%-1.19%      41,710       41,668
U.S. Treasury Bills 5-8-03                           1.16%-1.21%      85,740       85,635
U.S. Treasury Bills 5-15-03                                1.20%      50,000       49,926
U.S. Treasury Bills 5-22-03                          1.16%-1.22%      83,870       83,728
U.S. Treasury Bills 5-29-03                                1.17%      50,000       49,906
U.S. Treasury Bills 6-5-03                           1.10%-1.16%      31,550       31,488
U.S. Treasury Bills 6-12-03                                1.17%      43,950       43,854
U.S. Treasury Bills 6-26-03                                1.18%      50,000       49,870




Total investment securities (cost: $785,304,000)                                  785,324
Other assets less liabilities                                                       1,142
Net assets                                                                       $786,466

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of assets and liabilities                                                                                    unaudited
at March 31, 2003                                                    (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $785,304)                                                                       $785,324
 Cash                                                                                                                        647
 Receivables for sales of fund's shares                                                                                    4,666
                                                                                                                         790,637
Liabilities:
 Payables for:
  Repurchases of fund's shares                                                                        $3,795
  Dividends on fund's shares                                                                              13
  Investment advisory services                                                                           196
  Services provided by affiliates                                                                        152
  Deferred Trustees' compensation                                                                          7
  Other fees and expenses                                                                                  8               4,171
Net assets at March 31, 2003                                                                                            $786,466

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                       $786,446
 Net unrealized appreciation                                                                                                  20
Net assets at March 31, 2003                                                                                            $786,466

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                      Shares           Net asset
                                                                           Net assets            outstanding     value per share

Class A                                                                      $764,057                764,038               $1.00
Class R-1                                                                         138                    138                1.00
Class R-2                                                                      10,584                 10,584                1.00
Class R-3                                                                       7,185                  7,185                1.00
Class R-4                                                                       1,944                  1,943                1.00
Class R-5                                                                       2,558                  2,558                1.00

See Notes to Financial Statements


Statement of operations                                                                                                unaudited
for the six months ended March 31, 2003                                                                    (dollars in thousands)
Investment income:

 Income:
  Interest                                                                                                                $5,063

 Fees and expenses:
  Investment advisory services                                                                        $1,111
  Distribution services                                                                                  368
  Transfer agent services                                                                                440
  Administrative services                                                                                 25
  Reports to shareholders                                                                                 29
  Registration statement and prospectus                                                                  120
  Postage, stationery and supplies                                                                        64
  Trustees' compensation                                                                                  12
  Auditing and legal                                                                                      36
  Custodian                                                                                               13
  State and local taxes                                                                                    7
  Other                                                                                                   23
  Total expenses before reimbursement                                                                  2,248
   Reimbursement of expenses                                                                              17               2,231
 Net investment income                                                                                                     2,832

Net unrealized appreciation on investments                                                                                     4
Net increase in net assets resulting from operations                                                                      $2,836






Statement of changes in net assets
                                                                                                          (dollars in thousands)
                                                                                                  Six months          Year ended
                                                                                             ended March 31,       September 30,
                                                                                                       2003*                2002
Operations:
 Net investment income                                                                                $2,832              $6,632
 Net unrealized appreciation (depreciation) on investments                                                 4                (104)
  Net increase in net assets resulting from operations                                                 2,836               6,528

Dividends paid to shareholders from net investment income                                             (2,832)             (6,649)

Capital share transactions                                                                            98,009             199,523

Total increase in net assets                                                                          98,013             199,402

Net assets:
 Beginning of period                                                                                 688,453             489,051
 End of period                                                                                      $786,466            $688,453

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                 unaudited


1. Organization and significant accounting policies

Organization - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2003, the cost of investment securities for federal income tax purposes was $785,304,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed net investment income
                                                              $20
Gross unrealized appreciation on investment securities         20

Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):



Share class (1)     Six months ended March 31, 2003        Year ended September 30, 2002
Class A                                     $ 2,808                              $ 6,642
Class R-1                                        -*                                   -*
Class R-2                                         4                                   -*
Class R-3                                         3                                   -*
Class R-4                                         2                                   -*
Class R-5                                        15                                    7
Total                                       $ 2,832                              $ 6,649

* Amount less than one thousand.
(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-1                                                    1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-3                                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-4                                                    0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than Class A. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the six months ended March 31, 2003, the total fees paid by CRMC were $5,000. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended March 31, 2003, were as follows (dollars in thousands):

-------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent          Administrative services
                    services         services
                                                  -----------------------------------------
                                                         CRMC            Transfer agent
                                                     administrative        services
                                                       services
-------------------------------------------------------------------------------------------
    Class A           $335             $440         Not applicable       Not applicable
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Class R-1           1           Included in           $ -*                  $1
                                  administrative
                                     services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Class R-2           22          Included in             4                   11
                                  administrative
                                     services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Class R-3           9           Included in             3                   3
                                  administrative
                                     services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Class R-4           1           Included in             1                   -*
                                  administrative
                                     services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Class R-5     Not applicable    Included in             2                   -*
                                  administrative
                                     services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Total            $368             $440               $10                 $15
----------------===========================================================================
* Amount less than one thousand.

Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the six months ended March 31, 2003, the total fees paid by CRMC for classes R-1, R-2 and R-3 were $12,000.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)                           Sales(2)     Reinvestments of dividends      Repurchases(2)       Net increase (decrease)
                                     Amount    Shares    Amount       Shares         Amount     Shares        Amount     Shares
Six months ended March 31, 2003
Class A                           $ 469,220   469,220   $ 2,666        2,666     $ (390,703)  (390,703)     $ 81,183     81,183
Class R-1                               175       175        -*           -*           (256)      (256)          (81)       (81)
Class R-2                            26,637    26,637         3            3        (17,480)   (17,480)        9,160      9,160
Class R-3                            19,564    19,564         2            2        (12,428)   (12,428)        7,138      7,138
Class R-4                             3,894     3,894         1            1         (2,001)    (2,001)        1,894      1,894
Class R-5                             1,850     1,850         6            6         (3,141)    (3,141)       (1,285)    (1,285)
Total net increase
   (decrease) in fund             $ 521,340   521,340   $ 2,678        2,678     $ (426,009)  (426,009)     $ 98,009     98,009

Year ended September 30, 2002
Class A                           $ 938,667   938,667   $ 6,282        6,282     $ (751,008)  (751,008)    $ 193,941    193,941
Class R-1                               219       219        -*           -*              -          -           219        219
Class R-2                             8,400     8,400        -*           -*         (6,976)    (6,976)        1,424      1,424
Class R-3                               553       553        -*           -*           (506)      (506)           47         47
Class R-4                                49        49        -*           -*              -          -            49         49
Class R-5                             3,861     3,861         4            4            (22)       (22)        3,843      3,843
Total net increase
   (decrease) in fund             $ 951,749   951,749   $ 6,286        6,286     $ (758,512)  (758,512)    $ 199,523    199,523

* Amount less than one thousand.
(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.

5. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, including maturities, of $2,351,640,000 and $2,255,915,000, respectively, during the six months ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2003, the custodian fee of $13,000 includes $2,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)



                                           Net asset                Dividends
                                              value,         Net     from net    Net asset            Net assets,
                                           beginning  investment   investment   value, end   Total  end of period
                                           of period    income(3)      income    of period  return   (in millions)
Class A:
 Six months ended 3/31/2003           (2)      $1.00       $.004       $(.004)       $1.00    .39%           $764
 Year ended 9/30/2002                           1.00        .013        (.013)        1.00    1.29            683
 Year ended 9/30/2001                           1.00        .042        (.042)        1.00    4.27            489
 Year ended 9/30/2000                           1.00        .049        (.049)        1.00    5.01            369
 Year ended 9/30/1999                           1.00        .039        (.039)        1.00    4.00            467
 Year ended 9/30/1998                           1.00        .045        (.045)        1.00    4.63            356
Class R-1:
 Six months ended 3/31/2003           (2)       1.00        .001        (.001)        1.00     .07              - (4)
 Period from 7/12/2002 to 9/30/2002             1.00        .001        (.001)        1.00     .11              - (4)
Class R-2:
 Six months ended 3/31/2003           (2)       1.00        .001        (.001)        1.00     .07             11
 Period from 6/11/2002 to 9/30/2002             1.00        .001        (.001)        1.00     .08              1
Class R-3:
 Six months ended 3/31/2003           (2)       1.00        .001        (.001)        1.00     .12              7
 Period from 8/16/2002 to 9/30/2002             1.00        .001        (.001)        1.00     .07              - (4)
Class R-4:
 Six months ended 3/31/2003           (2)       1.00        .003        (.003)        1.00     .29              2
 Period from 8/2/2002 to 9/30/2002              1.00        .002        (.002)        1.00     .17              - (4)
Class R-5:
 Six months ended 3/31/2003           (2)       1.00        .004        (.004)        1.00     .44              2
 Period from 5/15/2002 to 9/30/2002             1.00        .005        (.005)        1.00     .47              4

                                              Ratio of          Ratio of
                                              expenses        net income
                                            to average        to average
                                            net assets        net assets
Class A:
 Six months ended 3/31/2003           (2)         .60% (5)          .77% (5)
 Year ended 9/30/2002                              .63              1.27
 Year ended 9/30/2001                              .66              4.12
 Year ended 9/30/2000                              .62              4.81
 Year ended 9/30/1999                              .59              3.95
 Year ended 9/30/1998                              .59              4.49
Class R-1:
 Six months ended 3/31/2003           (2)         1.24 (5)(6)        .14 (5)
 Period from 7/12/2002 to 9/30/2002                .32 (6)           .05
Class R-2:
 Six months ended 3/31/2003           (2)         1.18 (5)(6)        .13 (5)
 Period from 6/11/2002 to 9/30/2002                .44 (6)           .08
Class R-3:
 Six months ended 3/31/2003           (2)         1.11 (5)(6)        .16 (5)
 Period from 8/16/2002 to 9/30/2002                .13 (6)           .07
Class R-4:
 Six months ended 3/31/2003           (2)          .80 (5)(6)        .49 (5)
 Period from 8/2/2002 to 9/30/2002                 .12 (6)           .15
Class R-5:
 Six months ended 3/31/2003           (2)          .49 (5)           .90 (5)
 Period from 5/15/2002 to 9/30/2002                .18               .46

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than 1 million.
(5) Annualized.
(6)  During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services.  Had CRMC not paid such fees,  expense  ratios would have been higher by .43, .13, .06 and .06 percentage points for classes R-1, R-2, R-3 and R-4,  respectively,  during the six months ended March 31, 2003,  and .20, .04, .07 and .21  percentage points for classes R-1, R-2, R-3 and R-4,  respectively,  during the period ended  September  30, 2002.  In addition,  due to the decline in short-term
     interest  rates,   CRMC  voluntarily   agreed  to  pay  a  portion  of  the
     class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratios would have been higher by .33, .35 and .05 percentage points for classes  R-1,  R-2 and R-3,  respectively,  during the six months ended
     March 31, 2003,  and .02  percentage  points for classes R-1 and R-2 during the period ended September 30, 2002.

THE TAX-EXEMPT MONEY FUND OF AMERICA
INVESTMENT PORTFOLIO, March 31, 2003                                   unaudited



                                                                                                           Principal       Market
                                                                                              Yield at        amount        value
                                                                                           acquisition          (000)        (000)

Alabama  -  0.25%
Industrial Dev. Board of the City of Montgomery, Pollution Control and Solid Waste               1.00%    $    1,000    $   1,000
Disposal Rev. Ref. Bonds (General Electric Co. Project), Series 1990, 1.00% 4/4/03


Arizona  -  4.08%
Salt River Project Agricultural Improvement and Power Dist., Promissory Notes, TECP:
 Series A:
  1.05% 4/10/03                                                                                   1.05         4,800        4,800
  1.05% 4/14/03                                                                                   1.05         3,500        3,500
 Series B:
  1.05% 4/14/03                                                                                   1.05         1,000        1,000
  1.05% 5/2/03                                                                                    1.05         1,700        1,700
  1.00% 5/5/03                                                                                    1.00         5,000        5,000


Colorado  -  1.41%
General Fund Tax and Rev. Anticipation Notes, Series 2002-A, 3.00% 6/27/03                        1.52         5,500        5,526


Delaware  -  0.51%
Econ. Dev. Auth., Industrial Dev. Rev. Bonds (Clean Power Project),                               1.40         2,000        2,000
Series 1997-D, AMT, 1.40% 8/1/29 (1)


District of Columbia  -  3.75%
Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000, TECP:
 1.00% 4/7/03                                                                                     1.00         3,800        3,800
 1.00% 5/12/03                                                                                    1.00         3,000        3,000
 1.00% 5/14/03                                                                                    1.00         2,000        2,000
Variable Rate Rev. Bonds (National Academy of Sciences Project), AMBAC insured, TECP:
 Series 1999-B:
  1.10% 5/1/03                                                                                    1.10         1,400        1,400
  1.00% 5/21/03                                                                                   1.00         2,000        2,000
 Series 1999-C, 1.05% 5/23/03                                                                     1.05         2,500        2,500


Florida  -  9.45%
Municipal Power Agcy., Initial Pooled Loan Project, Series A, TECP, 0.98% 5/20/03                 0.98         5,500        5,500
Jacksonville County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds                         1.05         3,500        3,500
(Mayo Foundation/St. Luke's Hospital Association), Series 2001-B, TECP, 1.05% 5/2/03
Pinellas County Educational Facs. Auth., Ref. Program Rev. Bonds (Pooled
Independent Higher Education Institutions Loan Program), Series 1985, TECP:
 1.05% 4/3/03                                                                                     1.05         3,100        3,100
 1.00% 4/7/03                                                                                     1.00         7,100        7,100
 1.00% 5/21/03                                                                                    1.00         2,800        2,800
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental
Fncg. Program), AMBAC/FGIC insured, TECP:
 Series A, 1.05% 4/2/03                                                                           1.05         1,000        1,000
 Series C:
  1.05% 4/1/03                                                                                    1.05         2,000        2,000
  1.05% 4/11/03                                                                                   1.05         5,000        5,000
  1.00% 5/12/03                                                                                   1.00         2,591        2,591
  AMT, 1.00% 5/13/03                                                                              1.00         3,000        3,000
  1.00% 5/27/03                                                                                   1.00         1,500        1,500


Georgia  -  0.90%
G.O. Ref. Bonds, Series 1993-E, 5.50% 7/1/03                                                      1.59         3,500        3,539


Hawaii  -  2.32%
City and County of Honolulu, G.O. Notes, Series 2001, TECP:
 1.05% 5/5/03                                                                                     1.05         4,200        4,200
 1.05% 5/8/03                                                                                     1.05         4,900        4,900


Idaho  -  0.64%
Tax Anticipation Notes, Series 2002, 3.00% 6/30/03                                                1.63         2,500        2,512


Illinois  -  1.15%
G.O. Bonds, Illinois FIRST, Series of May 2001, 5.00% 5/1/03                                      1.50         2,000        2,006
Dev. Fin. Auth., Residential Rental Rev. Bonds (F.C. Harris Pavilion Project),                    1.20         2,500        2,500
Series 1994, AMT, 1.20% 4/1/24 (1)


Indiana  -  1.73%
Health Fac. Fncg. Auth., Variable Rate Demand Rev. Bonds (Community Mental  11/1/20 (1)           1.20         2,780        2,780
Health and Rehabilitation Facs. Designated Pool Program), Series 1990, 1.20%
County of Gibson, Pollution Control Rev. Bonds (Toyota Motor
Manufacturing Project), AMT: (1)
 Series 2000-A, 1.20% 1/1/30                                                                      1.20         2,000        2,000
 Series 2001-B, 1.20% 9/1/31                                                                      1.20         2,000        2,000


Maryland  -  8.72%
Health and Higher Educational Facs. Auth., Johns Hopkins University
Issue, Commercial Paper Rev. Notes:
 Series 2001-A:
  1.00% 4/3/03                                                                                    1.00         1,700        1,700
  1.00% 5/16/03                                                                                   1.00         5,629        5,629
 Series 2001-B:
  1.05% 4/4/03                                                                                    1.05         2,500        2,500
  1.00% 5/14/03                                                                                   1.00         1,500        1,500
 Pooled Loan Program Rev. Bonds, Series 1994-D, 1.15% 1/1/29 (1)                                  1.15         1,120        1,120
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Project),                                   1.17         1,825        1,825
Series 1999-A, 1.17% 1/1/29 (1)
Frederick County, Consolidated Public Improvement Variable Rate                                   1.17         1,255        1,255
Demand Bond Anticipation Notes, Series 1997, 1.17% 10/1/07 (1)
Howard County, Consolidated Public Improvement Commercial
Paper Bond Anticipation Notes, Series 2002-C:
 1.05% 5/7/03                                                                                     1.05         2,300        2,300
 1.00% 5/15/03                                                                                    1.00         2,600        2,600
Montgomery County, Consolidated Public Improvement Bond
Anticipation Notes, Series 2002, TECP:
 1.00% 4/4/03                                                                                     1.00         5,300        5,300
 1.05% 4/9/03                                                                                     1.05         2,000        2,000
 1.03% 5/14/03                                                                                    1.03         1,500        1,500
 1.00% 5/15/03                                                                                    1.00         5,000        5,000


Massachusetts  -  1.78%
Commonwealth of Massachusetts, G.O. Notes, Series 2000-F, TECP, 1.10% 4/29/03                     1.10         4,000        4,000
Dev. Fin. Agcy., Rev. Notes, Mass Development CP Program 2 Issue,                                 1.05         1,000        1,000
Series B, TECP, 1.05% 5/15/03
Water Resources Auth., Series 1999, TECP, 1.00% 4/2/03                                            1.00         2,000        2,000


Michigan  -  0.64%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 1998-A,                           1.15         2,495        2,495
MBIA insured, 1.15% 7/1/23 (1)


Minnesota  -  4.36%
Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate                                1.05         4,000        4,000
Rev. Notes, Series 2002-D, TECP, 1.05% 4/14/03
City of Rochester, Health Care Facs. Rev. Bonds:
 Mayo Foundation:
  Series 2000-A, 1.05% 5/2/03                                                                     1.05         2,000        2,000
  Series 2001-D, 1.00% 5/5/03                                                                     1.00         4,000        4,000
  Mayo Medical Center, Adjustable Tender, Series 1988-F, TECP:
   1.05% 4/2/03                                                                                   1.05         2,700        2,700
   1.00% 5/14/03                                                                                  1.00         4,400        4,400


Missouri  -  1.02%
The Curators of the University of Missouri, Capital Projects Notes,                               1.71         4,000        4,019
Series FY 2002-2003, 3.00% 6/30/03


Nevada  -  1.94%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Notes, TECP:
 Series 2001-A, 1.05% 4/3/03                                                                      1.05         3,000        3,000
 Series 2001-B:
  1.00% 4/1/03                                                                                    1.00         2,600        2,600
  1.00% 5/1/03                                                                                    1.00         2,000        2,000


New Jersey  -  2.42%
Health Care Facs. Fncg. Auth., Rev. Bonds (Saint Barnabas Health Care System Issue),              1.15         3,000        3,000
Series 2001-A, 1.15% 7/1/31 (1)
Hudson County Improvement Auth., Essential Purpose Pooled Governmental Loan                       1.10         6,500        6,500
Program Bonds, Series 1986, 1.10% 7/15/26 (1)


New Mexico  -  0.89%
Tax and Anticipation Notes, Series 2002, 3.00% 6/30/03                                            1.56         2,500        2,512
City of Farmington, Pollution Control Rev. Ref. Bonds (Arizona Public Service Co.                 1.10         1,000        1,000
Four Corners Project), Series 1994-B, 1.10% 9/1/24 (1)


New York  -  1.53%
City of New York, G.O. Bonds, Fiscal 1994 Series A-7, 1.10% 8/1/20 (1)                            1.10         1,000        1,000
New York City Housing Dev. Corp., Multi-family Mortgage Rev. Bonds                                1.10         5,000        5,000
(Columbus Apartments), Series 1995-A, 1.10% 3/15/25 (1)


North Carolina  -  0.61%
Educational Facs. Fin. Agcy., Greensboro College, Variable Rate Rev.                              1.15         2,400        2,400
Bonds, Series 1997, 1.15% 9/1/27 (1)


Ohio  -  1.27%
Ohio State University, General Receipts Notes, Series 2001-D, TECP, 1.00% 4/9/03                  1.00         5,000        5,000


Oklahoma  -  0.70%
Tulsa Industrial Auth., Hospital Rev. Bonds (Tulsa Regional Medical Center),                      1.62         2,675        2,755
Series 1992, 7.20% 6/1/17 (preref. 6/1/03)


Pennsylvania  -  4.32%
Delaware County, Industrial Dev. Auth., Variable Rate Demand Solid Waste                          1.15         1,695        1,695
Rev. Bonds (Scott Paper Co. Project), Series 1984-E, 1.15% 12/1/18 (1)
Lehigh County, General Purpose Auth. (Saint Luke's Hospital of Bethlehem,                         1.10         3,900        3,900
PA Project), Hospital Rev. Bonds, Series of 2001, 1.10% 7/31/31 (1)
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds:
 Exelon Generation Co., LLC Project, Series 2001-B, TECP:
  AMT, 1.10% 4/8/03                                                                               1.10         3,150        3,150
  1.00% 5/2/03                                                                                    1.00         2,000        2,000
  1.10% 5/9/03                                                                                    1.10         1,000        1,000
  1.05% 5/13/03                                                                                   1.05         1,000        1,000
 PECO Energy Co. Project, Series 1994-A, 1.00% 4/8/03                                             1.00         4,200        4,200


Rhode Island  -  1.02%
Rhode Island Student Loan Auth., Student Loan Program Rev. Bonds,                                 1.25         4,000        4,000
Series 1996-2, AMT, 1.25% 6/1/26 (1)


South Carolina  -  2.42%
Public Service Auth. (Santee Cooper) Rev. Notes, Series 1998, TECP:
 1.05% 4/2/03                                                                                     1.05         1,500        1,500
 1.05% 4/9/03                                                                                     1.05         5,000        5,000
 1.00% 5/16/03                                                                                    1.00         3,000        3,000


Tennessee  -  2.73%
Health, Educational and Housing Fac., Board of the County of Shelby, Variable
Rate Rev. Bonds (Baptist Memorial Hospital Project), Series 2000:
 1.10% 5/22/03                                                                                    1.10         3,000        3,000
 1.10% 5/29/03                                                                                    1.10         6,000        6,000
Public Building Auth. of The City of Clarksville, Adjusted Rate Pooled Fncg.                      1.20         1,700        1,700
Rev. Bonds, Series 2001, 1.20% 7/1/31 (1)


Texas  -  20.08%
Tax and Rev. Anticipation Notes, Series 2002, 2.75% 8/29/03                                       1.44         2,900        2,920
Public Fin. Auth., Rev. Notes, Series 2003, TECP:
 1.00% 4/8/03                                                                                     1.00         1,000        1,000
 1.05% 4/8/03                                                                                     1.05         5,000        5,000
 1.00% 5/19/03                                                                                    1.00         5,100        5,100
Brazos Higher Education Auth., Inc., Student Loan Rev. Bonds,                                     1.20         1,000        1,000
 Series 1993-B1, AMT, 1.20% 6/1/23 (1)
Guadalupe-Blanco River Auth. Pollution Control Rev. Ref. Bonds (Central Power                     1.15         3,000        3,000
and Light Company Project), Series 1995, 1.15% 11/1/15 (1)
Harris County, G.O. Notes, TECP:
 Series A-1:
  1.05% 5/6/03                                                                                    1.05         4,000        4,000
  1.05% 5/7/03                                                                                    1.05         2,500        2,500
  1.05% 5/8/03                                                                                    1.05         3,000        3,000
 Series B, 1.05% 4/2/03                                                                           1.05         2,955        2,955
 Series C, 1.05% 4/2/03                                                                           1.05         1,200        1,200
City of Houston, G.O. Notes, TECP:
 Series A:
  1.05% 4/1/03                                                                                    1.05         3,700        3,700
  1.05% 4/10/03                                                                                   1.05         2,100        2,100
  1.00% 5/9/03                                                                                    1.00         3,000        3,000
  1.00% 5/13/03                                                                                   1.00         4,000        4,000
 Series C, 1.05% 4/10/03                                                                          1.05         3,000        3,000
City of Midlotian Industrial Dev. Corp., Variable Rate Demand Pollution Control                   1.15         1,900        1,900
 Rev. Bonds (Box-Crow Cement Company Project), 1.15% 12/1/09 (1)
City of San Antonio:
 Electric and Gas Systems Notes, Series A, TECP:
  1.00% 4/3/03                                                                                    1.00         4,100        4,100
  1.05% 4/4/03                                                                                    1.05         5,500        5,500
 Water System Notes, Series A, TECP:
  1.05% 4/9/03                                                                                    1.05         2,000        2,000
  1.05% 4/11/03                                                                                   1.05         3,600        3,600
South Texas Higher Education Auth., Inc., Student Loan Rev. Bonds,
Series 1997, MBIA insured, AMT: (1)
 1.20% 12/1/27                                                                                    1.20         6,200        6,200
 1.20% 12/1/29                                                                                    1.20         8,000        8,000


Utah  -  3.29%
Intermountain Power Agcy., Variable Rate Power Supply Rev. and Ref.
Bonds, AMBAC insured, TECP:
 Series 1985-E:
  1.00% 4/1/03                                                                                    1.00         2,000        2,000
  1.05% 4/10/03                                                                                   1.05         4,700        4,700
 Series 1985-F:
  1.05% 4/1/03                                                                                    1.05         5,100        5,100
  1.05% 4/10/03                                                                                   1.05         1,100        1,100


Virginia  -  4.51%
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion                  1.10         4,345        4,345
Health System Obligated Group), Series 2002-C, 1.10% 7/1/27 (1)
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
Series 1999-A, AMT, TECP:
 1.05% 5/12/03                                                                                    1.05         3,000        3,000
 1.12% 5/30/03                                                                                    1.12         1,000        1,000
Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds (Dominion Terminal
Associates Project), TECP:
 Series 1987-A:
  1.05% 4/2/03                                                                                    1.05         3,000        3,000
  1.08% 6/2/03                                                                                    1.08         3,835        3,835
 Series 1987-B, 1.00% 5/19/03                                                                     1.00         2,500        2,500


Washington  -  2.37%
Public Power Supply System, Projects Nos. 1 and 3 Ref. Electric Rev.                              1.10         2,200        2,200
Bonds, Series 1993-A, 1.10% 7/1/18 (1)
Industrial Dev. Corp. of the Port of Anacortes, Variable Rate Rev.                                1.05         3,000        3,000
Ref. Bonds (Texaco Project), Series 1985, TECP, 1.05% 5/6/03
Port of Seattle, Subordinate Lien Rev. Notes, Series 2001-B1, AMT, TECP, 1.00% 5/9/03             1.00         2,900        2,900
City of Tacoma, Rev. Bond Anticipation Notes, Series 2002-2A, TECP, 1.10% 5/9/03                  1.10         1,200        1,200


West Virginia  -  2.65%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),                    1.05         4,000        4,000
Series 1989-A, AMT, TECP, 1.05% 4/8/03
The County Commission of Marion County, Solid Waste Disposal, AMT, 1.25% 10/1/17 (1)              1.25         1,400        1,400
The County Commission of Putnam County, Solid Waste Disposal Rev. Bonds                           1.20         5,000        5,000
(Toyota Motor Manufacturing Project), Series 2000-A, AMT, 1.20% 4/1/30 (1)


Wisconsin  -  3.13%
G.O. Notes, TECP:
 Series 1997-A, 1.05% 5/28/03                                                                     1.05         2,000        2,000
 Series 1998-A:
  1.05% 4/1/03                                                                                    1.05         1,400        1,400
  1.05% 4/11/03                                                                                   1.05         6,074        6,074
G.O. Ref. Bonds of 1992, 6.00% 5/1/03                                                             1.51         1,000        1,004
Health and Educational Facs. Auth., Unit Priced Demand Adjustable Rev. Bonds (Alexian             1.05         1,800        1,800
Village of Milwaukee, Inc. Refinancing), Series 1988-A, 1.05% 4/3/03


Wyoming  -  0.76%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds                          1.05         3,000        3,000
 (PacifiCorp Project), Series 1988-A, TECP, 1.05% 4/7/03


Total investment securities (cost: $389,812,000)                                                                          389,842
Other assets less liabilities                                                                                               2,560

Net assets                                                                                                               $392,402

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of assets and liabilities                                                                                   unaudited
at March 31, 2003                                                    (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $389,812)                                                                      $389,842
 Cash                                                                                                                     1,032
 Receivables for:
  Sales of fund's shares                                                                            $2,274
  Interest                                                                                             940                3,214
                                                                                                                        394,088
Liabilities:
 Payables for:
  Repurchases of fund's shares                                                                       1,507
  Dividends on fund's shares                                                                             6
  Investment advisory services                                                                         124
  Services provided by affiliates                                                                       37
  Deferred Trustees' compensation                                                                        9
  Other fees and expenses                                                                                3                1,686
Net assets at March 31, 2003                                                                                           $392,402

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                      $392,472
 Distributions in excess of net investment income                                                                          (100)
 Net unrealized appreciation                                                                                                 30
Net assets at March 31, 2003                                                                                           $392,402

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                   Shares            Net asset
                                                                             Net assets        outstanding      value per share

Class A                                                                        $385,667            385,735                $1.00
Class R-5                                                                         6,735              6,737                 1.00

See Notes to Financial Statements




Statement of operations                                                                                                unaudited
for the six months ended March 31, 2003                                                                    (dollars in thousands)
Investment income:
 Income:
  Interest                                                                                                                $2,356

 Fees and expenses:
  Investment advisory services                                                                         $713
  Distribution services                                                                                  92
  Transfer agent services                                                                                69
  Administrative services                                                                                 5
  Reports to shareholders                                                                                22
  Registration statement and prospectus                                                                  97
  Postage, stationery and supplies                                                                       24
  Trustees' compensation                                                                                 12
  Auditing and legal                                                                                     42
  Custodian                                                                                              10
  State and local taxes                                                                                   5
  Other                                                                                                  17                1,108
 Net investment income                                                                                                     1,248

Net unrealized appreciation on investments                                                                                    12

Net increase in net assets resulting from operations                                                                      $1,260

See Notes to Financial Statements





Statement of changes in net assets                                                                         (dollars in thousands)
                                                                                                 Six months           Year ended
                                                                                            ended March 31,        September 30,
                                                                                                      2003*                 2002
Operations:
 Net investment income                                                                               $1,248               $3,471
 Net unrealized appreciation (depreciation) on investments                                               12                  (51)
  Net increase in net assets resulting from operations                                                1,260                3,420

Dividends paid to shareholders from net investment income                                            (1,253)              (3,474)

Capital share transactions                                                                           40,913               32,792

Total increase in net assets                                                                         40,920               32,738

Net assets:
 Beginning of period                                                                                351,482              318,744
 End of period                                                                                     $392,402             $351,482

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                 unaudited


1.       Organization and significant accounting policies

Organization - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (Class R-5). Both share classes are sold without any sales charges and do not carry any conversion rights.

Holders of both share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

     Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

     Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily between the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2003, the cost of investment securities for federal income tax purposes was $389,812,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)
Undistributed net investment income                            $ 12
Short-term loss deferrals (expiring 2006 through 2010)         (100)
Gross unrealized appreciation on investment securities           30

Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class       Six months ended March 31, 2003     Year ended September 30, 2002
Class A                                   $ 1,225                           $ 3,461
Class R-5 (1)                                  28                                13
Total                                     $ 1,253                           $ 3,474

(1) Class R-5 shares were offered beginning July 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. For the six months ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.372% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services - The fund has adopted a plan of distribution for Class A shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on a percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

     Transfer agent services - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 shares from the administrative services fees paid to CRMC described on the next page.

     Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This class pays CRMC annual fees of 0.10% based on its respective average daily net assets. This class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)                         Sales(2)        Reinvestments of dividends        Repurchases(2)   Net increase (decrease)
                                   Amount    Shares      Amount          Shares        Amount     Shares      Amount    Shares
Six months ended March 31, 2003
Class A                         $ 223,883   223,883     $ 1,157           1,157    $ (181,073)  (181,073)   $ 43,967    43,967
Class R-5                           7,934     7,934          22              22       (11,010)   (11,010)     (3,054)   (3,054)
Total net increase
   (decrease) in fund           $ 231,817   231,817     $ 1,179           1,179    $ (192,083)  (192,083)   $ 40,913    40,913

Year ended September 30, 2002
Class A                         $ 456,264   456,264     $ 3,284           3,284    $ (436,547)  (436,547)   $ 23,001    23,001
Class R-5                          17,733    17,733          12              12        (7,954)    (7,954)      9,791     9,791
Total net increase
   (decrease) in fund           $ 473,997   473,997     $ 3,296           3,296    $ (444,501)  (444,501)   $ 32,792    32,792


(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. Investment transactions and other disclosures

The  fund  made  purchases  and  sales  of  investment   securities,   including
maturities, of $1,066,237,000 and $1,025,504,000, respectively, during the six months ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2003, the custodian fee of $10,000 includes $6,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)



                                        Net asset                Dividends
                                           value,         Net     from net   Net asset             Net assets,
                                        beginning  investment   investment  value, end    Total  end of period
                                        of period    income(3)      income   of period   return   (in millions)
Class A:
 Six months ended 3/31/2003         (2)     $1.00       $.003       $(.003)      $1.00     .34%           $385
 Year ended 9/30/2002                        1.00        .010        (.010)       1.00     1.05            341
 Year ended 9/30/2001                        1.00        .029        (.029)       1.00     2.92            319
 Year ended 9/30/2000                        1.00        .032        (.032)       1.00     3.29            276
 Year ended 9/30/1999                        1.00        .025        (.025)       1.00     2.51            255
 Year ended 9/30/1998                        1.00        .029        (.029)       1.00     2.96            198
Class R-5:
 Six months ended 3/31/2003         (2)      1.00        .003        (.003)       1.00      .33              7
 Period from 7/15/2002 to 9/30/2002          1.00        .002        (.002)       1.00      .17             10

                                          Ratio of       Ratio of
                                          expenses     net income
                                        to average     to average
                                        net assets     net assets
Class A:
 Six months ended 3/31/2003         (2)       .59%(4)        .67% (4)
 Year ended 9/30/2002                          .54           1.04
 Year ended 9/30/2001                          .52           2.86
 Year ended 9/30/2000                          .64           3.23
 Year ended 9/30/1999                          .65(5)        2.33
 Year ended 9/30/1998                          .65(5)        2.94
Class R-5:
 Six months ended 3/31/2003         (2)        .62(4)         .67 (4)
 Period from 7/15/2002 to 9/30/2002            .12            .17



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Annualized.
(5) Had CRMC not waived investment advisory services fees, expense ratios would have been .68% and .71% for the fiscal years ended
    1999 and 1998, respectively.

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The right choice for the long termSM

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, C and F shares. CMTA Class B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of Class B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MMF-013-0503
Litho in USA AGD/CG/6160

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